Columbia Strategic Municipal Income Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.7%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	3,000,000	3,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	4,500,000	4,500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.050%	12,495,000	12,495,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	11,000,000	11,000,000
Total			30,995,000
Total Floating Rate Notes (Cost $30,995,000)			30,995,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,413,210
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,333,018
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,573,896
Homewood Educational Building Authority
Revenue Bonds
Student Housing & Parking Project
Series 2024
10/01/2054	5.500%	1,500,000	1,575,541
10/01/2056	5.000%	1,685,000	1,687,747
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hoover Industrial Development Board(c)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,701,387
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,071,171
Total			30,355,970
Arizona 1.1%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,316,631
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	725,869
07/01/2051	4.000%	850,000	748,029
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,331,606
07/01/2059	5.000%	1,000,000	996,819
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,414,053
06/15/2057	4.000%	500,000	406,882
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,457,373
Series 2018
02/15/2048	5.000%	1,070,000	1,052,422
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,269,640
07/01/2044	4.250%	1,700,000	1,572,466

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2064	5.000%	1,500,000	1,458,100
Total			19,749,890
California 4.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(c)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,726,408
07/01/2054	4.500%	2,205,000	2,172,140
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,500,000	3,857,323
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	15,000,000	2,875,198
California Infrastructure & Economic Development Bank(b),(c),(d)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	7,700,000	7,934,842
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,375,856
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,881,493
02/01/2042	5.000%	1,500,000	1,521,969
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,238,272
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,002,540
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,249,998
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	505,848
11/15/2051	5.000%	1,000,000	935,494
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,458,013
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,020,213
07/01/2046	6.375%	150,000	153,032
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,803,746
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	503,563
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,289,142
06/01/2038	0.000%	1,830,000	1,056,394
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	711,571
09/01/2033	0.000%	1,100,000	742,826
Golden State Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	5,000,000	541,042
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,152,981
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,322,501
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,742,070
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	869,170
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,081,307
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,436,973
07/01/2058	5.250%	10,000,000	10,553,173
San Francisco City & County Airport Commission - International Airport(c)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,699,230
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2036	3.000%	2,275,000	2,171,555
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			77,587,888
Colorado 3.0%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,865,000	2,528,652
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,982,093
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,087,228
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,241,442
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,472,657
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,794,628
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	9,446,964
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,872,573
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	12,500,000	11,932,296
08/01/2049	4.000%	2,595,000	2,377,660
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	850,636
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	4,086,082
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	407,271
10/01/2049	3.250%	1,000,000	814,344
10/01/2054	3.400%	1,000,000	794,553
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,230,328
Total			55,919,407
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,613,948
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,140,000	1,151,747
07/01/2049	4.650%	1,000,000	1,009,522
07/01/2054	4.750%	800,000	805,001
Total			5,580,218

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 1.6%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	695,000	621,784
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,263,045
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2054	5.500%	4,500,000	4,878,192
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	5,321,215
Washington Metropolitan Area Transit Authority
Revenue Bonds
Second Lien
Series 2024
07/15/2059	4.375%	13,435,000	13,478,527
Total			29,562,763
Florida 4.3%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,625,000	4,495,078
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	3,170,667
Capital Trust Agency, Inc.(d),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	926,100
12/01/2050	0.000%	1,000,000	270,000
Capital Trust Agency, Inc.(d),(e)
Subordinated
07/01/2061	0.000%	93,140,000	6,509,732
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,409,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,027,317
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	3,344,180
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	414,095
09/01/2036	0.000%	700,000	425,433
09/01/2037	0.000%	700,000	405,637
County of Lee Airport
Revenue Bonds
Series 2024
10/01/2054	5.250%	2,000,000	2,121,790
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,161,843
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,698,157
10/01/2037	0.000%	4,000,000	2,247,784
10/01/2038	0.000%	1,500,000	795,517
10/01/2039	0.000%	3,300,000	1,650,630
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024
07/01/2053	5.500%	6,600,000	6,811,582
Florida Development Finance Corp.(b),(c),(d)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2032	12.000%	1,500,000	1,591,002
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,008,754
Hillsborough County Aviation Authority(c)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,504,298
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	10,596,564
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,831,207
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	5,000,000	5,111,085
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,146,760
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,005,522
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	1,002,591
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	852,142
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	484,415
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,292,217
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	5,036,709
Total			80,348,397
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 3.0%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	3,992,288
City of Atlanta Department of Aviation(c)
Revenue Bonds
Series 2022B
07/01/2052	5.000%	8,810,000	9,066,612
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	990,594
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	2,000,089
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,016,936
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	853,636
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,156,444
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	12,430,478
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,786,292
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,998,514
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,893,186

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,595,346
12/01/2048	6.250%	1,960,000	1,978,869
Total			54,759,284
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	5,161,181
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,860,000	2,859,552
Total			8,020,733
Illinois 10.2%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,039,954
04/01/2048	5.750%	1,125,000	1,226,662
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,612,452
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,929,274
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,000,084
Seires 2023A
12/01/2049	6.000%	3,300,000	3,569,710
Series 2018
12/01/2046	5.000%	2,500,000	2,441,062
Series 2022A
12/01/2047	4.000%	4,000,000	3,301,204
Series 2023A
12/01/2047	5.875%	4,600,000	4,951,553
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	517,466
Series 2022B
12/01/2036	4.000%	7,815,000	7,265,499
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,854,993
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,915,142
Chicago O’Hare International Airport(c)
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	8,986,120
01/01/2052	5.000%	8,030,000	8,059,719
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,677,147
01/01/2047	5.000%	1,000,000	1,005,989
Series 2017J
01/01/2037	5.000%	2,000,000	2,031,739
Series 2022
01/01/2048	4.500%	3,000,000	2,984,614
01/01/2055	5.000%	20,485,000	20,938,839
Series 2024A
01/01/2059	5.500%	3,000,000	3,224,947
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,015,220
07/01/2048	5.000%	800,000	802,471
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	4,390,000	4,400,317
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	530,896
City of Chicago Waterworks
Prerefunded 12/23/24 Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	651,329
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	4,869,327
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	856,397
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,540,951
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,286,201
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	775,855
12/15/2036	0.000%	2,500,000	1,540,199
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,252,769
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	2,758,727
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,741,312
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,213,217
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,152,549
Series 2018A
05/01/2032	5.000%	2,500,000	2,605,299
05/01/2033	5.000%	5,000,000	5,201,959
05/01/2039	5.000%	4,320,000	4,441,175
05/01/2040	5.000%	5,005,000	5,136,370
05/01/2041	5.000%	6,000,000	6,145,649
Series 2020
05/01/2039	5.500%	2,700,000	2,917,406
05/01/2045	5.750%	1,750,000	1,899,184
Series 2020C
10/01/2042	4.000%	3,935,000	3,760,828
Series 2021B
12/01/2038	4.000%	3,970,000	3,899,058
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022A
03/01/2042	5.500%	12,700,000	13,877,823
03/01/2047	5.500%	3,300,000	3,560,537
Series 2023B
05/01/2047	5.500%	1,750,000	1,889,057
05/01/2048	4.500%	400,000	391,111
Series 2024B
05/01/2046	4.250%	3,000,000	2,883,283
05/01/2049	5.250%	875,000	934,600
Total			188,465,245
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,020,439
01/01/2054	5.000%	750,000	761,058
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,190,443
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	1,665,000	1,808,871
Total			7,780,811
Iowa 1.0%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,707,448
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	8,210,537
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,014,176
Total			18,932,161
Kentucky 0.9%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,466,488

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,218,806
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,230,599
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/01/32)
01/01/2055	5.000%	5,000,000	5,359,481
Total			17,275,374
Louisiana 1.2%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,050,000	3,051,634
Louisiana Public Facilities Authority(d)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,850,000	1,857,455
Louisiana Public Facilities Authority(c)
Revenue Bonds
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	6,000,000	6,491,097
09/01/2066	5.000%	6,000,000	6,121,097
Louisiana Public Facilities Authority
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,509,571
New Orleans Aviation Board(c)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,277,879
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,374,835
Total			21,683,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,512,443
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,330,526
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,118,851
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	803,275
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,203,754
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,482,634
Total			21,451,483
Massachusetts 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,765,927
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,014,439
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,774,381
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,413,994
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,284,534
Total			23,253,275
Michigan 3.7%
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,239,535
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,254,170
Series 2019B
12/01/2044	3.100%	6,000,000	4,879,089
Series 2024A
12/01/2044	4.500%	1,225,000	1,230,078
12/01/2049	4.650%	1,100,000	1,110,723
12/01/2053	4.700%	1,610,000	1,632,340
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,063,648
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,104,095
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,742,933
10/01/2047	3.850%	4,155,000	3,786,892
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,658,866
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	22,020,330
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,502,807
Total			69,225,506
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,258,104
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	852,530
08/01/2043	5.250%	500,000	508,139
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,018,753
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,398,916
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,799,825
02/15/2053	5.000%	8,000,000	8,095,009
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,853,534
02/01/2034	0.000%	1,565,000	1,083,856
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	759,305
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,830,000	2,209,296
Total			26,837,267
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,943,586
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,011,138

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	7,250,000	6,909,943
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,173,951
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	780,000	778,128
11/01/2049	4.600%	780,000	784,874
11/01/2054	4.700%	450,000	451,232
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	717,250
Series 2024
11/01/2054	4.700%	2,500,000	2,506,843
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,873,495
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,500,063
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,020,000	1,020,627
09/01/2042	5.000%	2,000,000	2,000,269
Total			25,671,399
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	330,000	287,914
12/01/2047	3.600%	430,000	360,745
Total			648,659
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	2,350,000	2,349,837
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	1,986,769
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	15,000,000	13,705,146
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,611,905
09/01/2042	3.050%	375,000	319,969
Total			20,973,626
Nevada 0.2%
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	573,411
12/15/2045	5.125%	1,255,000	1,256,347
Series 2018A
12/15/2038	5.000%	415,000	416,449
12/15/2048	5.000%	2,000,000	1,961,775
Total			4,207,982
New Hampshire 0.7%
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,500,000	1,482,417
New Hampshire Business Finance Authority(d),(h)
Revenue Bonds
Silverado Project
Series 2024
12/01/2028	5.000%	500,000	499,744
New Hampshire Business Finance Authority(d)
Revenue Bonds
Tamarron Project
Series 2024
12/01/2035	5.250%	7,000,000	6,862,125
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	2,004,810
Valencia Project
Series 2024
12/01/2032	5.300%	1,500,000	1,501,550
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	860,875
Total			13,211,521
New Jersey 4.0%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,637,138
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,293,408
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,891,939
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,090,187
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	110,000	109,604
12/01/2035	4.000%	105,000	104,913
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,510,017
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,854,539
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,809,440
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,253,905
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,042,357
Series 2019
06/15/2046	5.000%	3,500,000	3,611,377
Series 2023BB
06/15/2046	5.000%	5,255,000	5,609,771
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,844,022
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2024C
01/01/2045	5.000%	3,250,000	3,557,129
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,085,016
01/01/2052	5.250%	6,250,000	6,835,380
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,929,758
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,735,000	1,739,854
Total			74,809,754
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,629,580
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,967,293
Total			3,596,873
New York 10.7%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	425,000	427,471

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(d)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,050,975
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,438,363
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,709,992
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,768,628
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,723,353
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,593,692
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,629,324
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,939,418
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,326,193
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,812,503
Series 2019
11/01/2049	3.250%	6,235,000	5,010,506
New York City Municipal Water Finance Authority
Revenue Bonds
2nd General Resolution
Subordinated Series 2024
06/15/2050	4.000%	7,685,000	7,452,315
Series 2022CC-1
06/15/2052	4.000%	5,915,000	5,723,297
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,686,259
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,465,275
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	2,047,245
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,943,414
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,677,321
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,496,696
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	335,082
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	3,017,234
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,898,249
Series 2024A
03/15/2054	4.000%	3,685,000	3,601,273
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	955,488
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,147,134
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	12,533,086
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,618,380
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(c),(h)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2060	5.500%	6,250,000	6,608,378
New York Transportation Development Corp.(c)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	10,317,258
10/01/2045	4.375%	2,500,000	2,388,707
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,541,871
Series 2024
06/30/2054	5.500%	10,000,000	10,570,707
06/30/2060	5.500%	2,475,000	2,609,041
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	4,025,977
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,277,388
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	4,121,454
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,788,122
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	2,775,000	2,666,340
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,395,230
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,277,586
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2052	4.000%	12,500,000	12,065,161
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,486,409
09/15/2047	5.250%	1,475,000	1,238,604
09/15/2053	5.250%	3,045,000	2,464,672
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,981,376
Total			198,852,447
North Carolina 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,808,522
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,247,467
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,809,031
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	854,556
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,822,193
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,026,187
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,058,612
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,411,458
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,809,374
01/01/2045	0.000%	10,000,000	4,168,814
Total			23,016,214

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	668,858
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	374,949
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	899,431
Series 2019C
07/01/2039	3.200%	1,530,000	1,332,525
Series 2024C
07/01/2049	4.750%	5,750,000	5,826,873
Total			9,102,636
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	29,510,000	26,645,901
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,975,000	1,734,431
12/01/2049	5.125%	1,270,000	1,040,577
Lake County Port & Economic Development Authority(d),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	300,000
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
AMG Vanadium Project
Series 2019
07/01/2049	5.000%	2,500,000	2,468,969
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,394,166
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	258,671
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,728,745
Series 2024
09/01/2054	4.700%	5,000,000	5,040,151
Series 2024A (GNMA)
09/01/2049	4.550%	4,985,000	5,003,459
09/01/2054	4.650%	4,985,000	5,025,123
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,183,108
Total			52,823,301
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,272,031
11/15/2045	5.250%	1,885,000	1,902,371
Total			3,174,402
Oregon 0.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,502,707
Port of Portland Airport(c)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,870,799
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,151,540
Total			14,525,046
Pennsylvania 4.9%
City of Philadelphia Airport(c)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,658,729
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	805,416
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,164,199
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,724,974
Luzerne County Industrial Development Authority(c)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,145,411
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,290,203
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	952,618
11/15/2045	5.000%	3,500,000	3,597,349
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	690,714
08/15/2048	5.000%	1,500,000	1,520,190
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,326,868
Series 2017A
11/15/2042	4.000%	10,000,000	9,557,075
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,318,514
Pennsylvania Economic Development Financing Authority(d),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,196,130
06/30/2042	5.000%	10,000,000	10,102,293
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,146,793
06/30/2061	6.000%	3,000,000	3,280,899
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,502,621
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,395,917
10/01/2039	2.700%	3,000,000	2,471,861
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,026,992
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	4,500,000	4,844,922
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,224
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	3,000,000	3,066,162
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,148,702
Total			91,085,307
Puerto Rico 5.0%
Commonwealth of Puerto Rico(e),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,836,636	3,815,700
Subordinated Series 2022
11/01/2043	0.000%	4,021,640	2,588,931
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	3,200,000	2,983,835

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	16,480,094
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,422,200
07/01/2032	0.000%	2,420,000	1,246,300
Series 2008WW
07/01/2033	0.000%	1,750,000	901,250
07/01/2038	0.000%	1,750,000	901,250
Series 2010CCC
07/01/2028	0.000%	6,000,000	3,090,000
Series 2010XX
07/01/2040	0.000%	6,500,000	3,347,500
Series 2012A
07/01/2042	0.000%	5,945,000	3,061,675
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	60,183,000	19,653,830
07/01/2051	0.000%	27,250,000	6,576,349
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	25,420,000	25,469,170
Total			91,538,084
South Carolina 1.8%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,163,106
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2054	4.500%	4,250,000	4,227,724
11/01/2054	5.500%	7,500,000	8,249,837
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,716,830
Series 2022A
12/01/2047	4.000%	13,000,000	12,449,662
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	885,000	735,670
Total			32,542,829
South Dakota 1.1%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,582,300
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,957,747
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,494,001
05/01/2049	4.625%	3,410,000	3,435,938
Total			19,469,986
Tennessee 1.7%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,722,542
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,726,997
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,211,638
Series 2017A
07/01/2048	5.000%	835,000	846,137
New Memphis Arena Public Building Authority(e)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	147,196
04/01/2033	0.000%	2,000,000	1,400,931
04/01/2038	0.000%	1,150,000	621,917
04/01/2039	0.000%	1,625,000	829,856
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health & Educational Facility Board(d)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	6,750,000	6,897,579
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	7,500,000	5,107,033
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	400,468
07/01/2047	3.650%	895,000	777,392
Series 2018-1
07/01/2042	3.900%	435,000	406,812
Series 2024-1A
07/01/2044	4.500%	850,000	850,628
07/01/2049	4.700%	1,350,000	1,362,625
07/01/2054	4.800%	565,000	568,736
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,364,134
Total			32,242,621
Texas 11.0%
Angelina & Neches River Authority(c),(d)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	4,250,000	2,883,455
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	989,722
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,148,979
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	802,742
Great Hearts America - Texas
Series 2024
08/15/2049	5.000%	450,000	448,218
08/15/2054	5.000%	600,000	589,233
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harmony Public Schools
Series 2024
02/15/2049	4.000%	6,250,000	5,960,858
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,037,159
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,939,990
07/15/2036	4.000%	3,000,000	2,796,537
Series 2018
07/15/2033	5.000%	1,000,000	1,015,023
07/15/2037	5.000%	2,100,000	2,116,725
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,239,505
Central Texas Turnpike System(e)
Prerefunded 11/04/24 Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,149,244
City of Austin Airport System(c)
Revenue Bonds
Series 2017B
11/15/2046	5.000%	1,000,000	1,007,977
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,661,599
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	5,550,000	5,178,255
Subordinated Series 2021A
07/01/2046	4.000%	8,400,000	7,894,592
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2024B
02/01/2054	5.000%	3,285,000	3,492,939
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,549,376
08/15/2054	4.000%	2,000,000	1,900,785
Revenue Bonds
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,045,404

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
12/01/2045	5.000%	400,000	400,336
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	4,078,669
County of Harris Toll Road
Revenue Bonds
First Lien
Series 2024A
08/15/2054	4.000%	6,875,000	6,495,577
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,693,136
02/01/2053	5.250%	2,500,000	2,692,511
Series 2024
02/01/2054	4.250%	5,000,000	4,961,258
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	9,500,000	9,305,044
Series 2024B
02/15/2049	4.000%	5,000,000	4,849,347
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	8,400,000	8,100,917
Eagle Mountain & Saginaw Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	2,875,000	2,746,339
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,648,255
08/15/2054	4.250%	1,500,000	1,488,263
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,646,735
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,651,103
Series 2023
02/15/2053	4.000%	4,125,000	3,998,535
Lamar Consolidated Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2054	4.000%	4,500,000	4,336,218
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,513,322
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	4,500,000	4,476,735
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	456,951
11/15/2046	5.500%	750,000	641,032
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,447,439
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	651,521
07/01/2047	0.000%	1,000,000	650,194
07/01/2052	0.000%	1,500,000	974,283
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	840,000
07/01/2051	0.000%	5,235,000	2,931,600
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,419,600
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	502,033
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,880,120
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,420,708
08/15/2054	4.125%	3,500,000	3,428,323
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	383,869
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,403,294
Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,577,041
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,197,162
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2040	4.000%	500,000	493,409
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,081,087
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	20,272,478
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	570,747
08/01/2039	0.000%	600,000	306,175
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,666,945
Total			204,126,628
Utah 1.0%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	3,196,247
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	1,954,599
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,792,052
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	3,076,443
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,493,784
Total			17,513,125
Virginia 0.9%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,290,010
Virginia Small Business Financing Authority(c)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,375,551
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,572,598
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	4,174,951
Total			17,413,110
Washington 0.8%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,746,462
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,010,545
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,638,484
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	519,347
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,875,928

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,280,203
07/01/2059	6.250%	1,165,000	1,272,273
07/01/2063	6.375%	750,000	820,122
Total			15,163,364
Wisconsin 3.7%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,248,029
09/01/2054	5.000%	1,000,000	941,104
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	2,690,000	2,466,665
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,003,070
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,477,535
Series 2023A
07/01/2062	5.750%	9,541,937	10,013,970
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	412,416
05/15/2047	5.250%	220,000	220,000
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	490,776
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	3,871,104
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	4,100,000	4,075,280
Candela Project
Series 2023
12/15/2029	6.125%	1,000,000	992,988
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,550,000	1,541,242
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	975,259
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,414,564
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,664,544
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,502,660
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,618,854
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,745,268
Series 2018B
07/01/2033	4.250%	1,250,000	1,118,378
07/01/2043	4.500%	1,375,000	1,105,585
07/01/2048	5.000%	500,000	411,578
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,504,086
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,274,061
Wisconsin Health & Educational Facilities Authority(d)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	3,500,000	3,573,790
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	847,330
03/01/2039	3.000%	195,000	160,732
Total			68,670,868
Total Municipal Bonds (Cost $1,862,257,329)			1,791,169,022

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Florida 0.1%
Florida Development Finance Corp.(b),(c),(d)
Revenue Bonds
Series 2024 (Mandatory Put 02/14/25)
07/01/2057	7.980%	2,500,000	2,576,246
Total Municipal Short Term (Cost $2,500,000)			2,576,246

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(j)	4,749,549	4,750,024
Total Money Market Funds (Cost $4,749,550)		4,750,024
Total Investments in Securities (Cost $1,900,501,879)		1,829,490,292
Other Assets & Liabilities, Net		21,504,758
Net Assets		$1,850,995,050
At October 31, 2024, securities and/or cash totaling $1,608,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,084)	12/2024	USD	(119,748,125)	51,655	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $155,473,177, which represents 8.40% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(h)	Represents a security purchased on a when-issued basis.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2024, the total value of these securities amounted to $91,538,084, which represents 4.95% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at October 31, 2024.

Columbia Strategic Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, October 31, 2024 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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